Interest in associates and joint ventures - Selected income statement information of BoCom (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Net interest income	$ 27,578		$ 30,462		$ 30,489
Net fee and commission income	11,874		12,023		12,620
Change in expected credit losses and other credit impairment charges	(8,817)		(2,756)		(1,767)
Tax expense	(2,678)		(4,639)		(4,865)
Profit for the year	6,099		8,708		15,025
Other comprehensive income	8,409		1,017		(4,670)
Total comprehensive income for the year	14,508		9,725		10,355
Dividends received from BoCom	$ 1,158		$ 2,369		$ 1,702
Bank of Communications Co., Limited
Disclosure of associates [line items]
Net interest income		$ 21,994		$ 20,558
Net fee and commission income		6,398		6,411
Change in expected credit losses and other credit impairment charges		(9,698)		(7,479)
Depreciation and amortisation		(2,072)		(1,934)
Tax expense		(858)		(1,636)
Profit for the year		10,261		11,175
Other comprehensive income		(769)		315
Total comprehensive income for the year		9,492		11,490
Dividends received from BoCom		$ 633		$ 613